OTHER ASSETS	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets Disclosure [Text Block]
13.	OTHER ASSETS

The components of other assets were as follows:

	December 31, 2015	December 31, 2014
Deferred financing costs	$3.6	$3.1
Deferred charges and other	1.6	2.9
Deferred benefit asset – pension plan (note 16)	0.4	–
	$5.6	$6.0

In December 2014, $1.6 million of deferred charges were written off as part of an impairment charge in 2014 to reflect the indefinite curtailment of the Powell River No. 9 paper machine. See note 6, Measurement uncertainty – impairment of long-lived assets.

Other assets are pledged as collateral against the long-term debt of the company. See note 15, Long-term debt, for detailed disclosure of the collateral arrangements of the company.